Leases	12 Months Ended
Dec. 31, 2019
Presentation of leases for lessee [abstract]
Leases
10	Leases
Lease liability

December 31, 2019
Lease liability	$304

Less: current portion	(103)

Long-term portion	$201

Undiscounted lease p ayments
December 31, 2019
Less than one year	$123

One to five years	216

More than five years	-

$339
Interest expense on the lease liability amounted to $0.0 million for the year ended December 31, 2019.